Financial instruments and risk management (Details Narrative) - Top of range [member] - Number	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Concentration risk, percentage	10.00%
Number of customer	0	0
Revenues From Sale Of Goods [Member]
IfrsStatementLineItems [Line Items]
Concentration risk, percentage	10.00%	10.00%